Document And Entity Information	Jan. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2026
Entity Registrant Name	GLOO HOLDINGS, INC.
Entity Central Index Key	0002069785
Entity Emerging Growth Company	true
Entity File Number	001-42964
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-2250711
Entity Address, Address Line One	831 Pearl Street
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80302
City Area Code	(303)
Local Phone Number	381-2645
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	GLOO
Security Exchange Name	NASDAQ